Note 15 - Quarterly Financial Data (Unaudited) Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data (Unaudited)

	Quarters
	First	Second	Third	Fourth	Total Year
2015	(In millions, except per unit amounts)
Total revenues	$263	$275	$282	$292	$1,112
Operating and maintenance expenses	99	111	113	132	455
Operating income	103	104	105	102	414
Net earnings	69	67	70	64	270
Limited partners’ interest in net earnings	50	50	53	46	199
Net earnings per limited partner unit (a):
Common - basic	$0.63	$0.60	$0.62	$0.49	$2.33
Common - diluted	$0.63	$0.60	$0.62	$0.49	$2.33
2014
Total revenues	$127	$133	$150	$190	$600
Operating and maintenance expenses	59	68	78	108	313
Operating income	54	42	55	30	181
Net earnings (loss)	36	25	27	(15)	73
Limited partners’ interest in net earnings (loss)	35	26	20	(25)	56
Net earnings (loss) per limited partner unit (a):
Common - basic	$0.64	$0.45	$0.33	$(0.34)	$0.96
Common - diluted	$0.64	$0.45	$0.33	$(0.34)	$0.96
Subordinated - basic and diluted	$0.64	$0.45	$—	$—	$0.62

____________

(a)	The sum of four quarters may not equal annual results due to rounding or the quarterly number of shares outstanding.